Stockholders' Equity	12 Months Ended
May 31, 2023
Stockholders' Equity Note [Abstract]
Stockholders' equity

Note 9 – Stockholders’ equity

Ordinary shares

ZKGC Cayman has authorized 50,000,000 ordinary shares with a par value of $0.001.

Capital contributions

During the period from August 11, 2020 (inception) through May 31, 2021, Jinqi Liao (Company’s CEO and sole stockholder of Hainan ZKGC) contributed a total of $182,660 to Hainan ZKGC and Network ZKGC.

Private placement

On November 16, 2021, ZKGC Cayman issued a total of 3,000,000 of its ordinary shares to 70 non-United States investors in consideration for total proceeds of $61,313 (RMB 390,000) cash.

Statutory reserves

In accordance with the relevant PRC laws and regulations, the Company’s subsidiary and VIE in the PRC are required to provide for certain statutory reserves, which are appropriated from net profit as reported in accordance with PRC accounting standards. The Company’s subsidiary and VIE in the PRC are required to allocate at least 10% of their after-tax profits to a statutory reserve until such reserve has reached 50% of their respective registered capital. Appropriations to other types of reserves in accordance with relevant PRC laws and regulations are to be made at the discretion of the board of directors of each entity in the PRC. The statutory reserves are restricted from being distributed as dividends under PRC laws and regulations. The statutory reserves recorded by the Company’s subsidiaries in the PRC were $25,913 and $10,429 as of May 31, 2023 and May 31, 2022, respectively.

Restricted assets

As a result of these PRC laws and regulations and the requirement that distributions by the Company’s subsidiary and VIE in the PRC can only be paid out of distributable profits reported in accordance with PRC accounting standards, the Company’s subsidiary and VIE in the PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and the statutory reserves of the Company’s subsidiary and VIE in the PRC. The aggregate amount of paid-in capital and statutory reserves, which represents the amount of net assets of the Company’s subsidiaries in the PRC not available for distribution, was $269,581 and $254,097 as of May 31, 2023 and May 31, 2022, respectively.